Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) - Insurance subsidiary [Member] ¥ in Millions	Sep. 30, 2015 JPY (¥)
Non-trading debt securities [Line Items]
Total	¥ 275,326
Less than 1 year	22,293
1 to 5 years	146,662
5 to 10 years	77,315
More than 10 years	¥ 29,056